Note 10 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cost	$ 531,886
Accumulated depreciation	329,049
Net	202,837
Building [Member]
Cost	2,564	$ 2,553
Accumulated depreciation	1,765	1,615
Net	799	938
Vehicles [Member]
Cost	19,147	14,338
Accumulated depreciation	9,714	7,413
Net	9,433	6,925
Furniture and Fixtures [Member]
Cost	107,708	93,827
Accumulated depreciation	68,744	58,908
Net	38,964	34,919
Computer Equipment [Member]
Cost	220,136	185,260
Accumulated depreciation	157,514	136,582
Net	62,622	48,678
Leasehold Improvements [Member]
Cost	182,331	149,401
Accumulated depreciation	91,312	76,368
Net	$ 91,019	$ 73,033